Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Purchase obligations as of March 31, 2019 are as follows (in millions):

2019 (remaining)	$193.3
2020	92.2
2021	57.2
2022	8.6
2023	3.1
Thereafter	7.0
Total purchase commitments	$361.4